Long-term debt	6 Months Ended
Jun. 30, 2013
Long-term debt
Note 17 Long-term debt

end of	6M13	2012
Long-term debt (CHF million)
Senior	99,142	112,123
Subordinated	18,197	20,342
Non-recourse liabilities from consolidated VIEs	15,450	14,532
Long-term debt	132,789	146,997
of which reported at fair value	63,343	64,774

Structured notes by product

end of	6M13	2012
Structured notes (CHF million)
Equity	21,946	23,761
Fixed income	6,072	6,559
Emerging markets [1]	2,126	3,304
Credit	2,643	1,893
Other	1,534	1,122
Total structured notes	34,321	36,639
1 Transactions where the return is based on a referenced underlying or counterparty specific to emerging markets.